SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SEGMENT INFORMATION
Total net revenues	$ 2,047,901,576	$ 1,857,689,274	$ 845,135,575
Europe
SEGMENT INFORMATION
Total net revenues	1,397,534,175	1,436,121,753	788,152,452
Germany
SEGMENT INFORMATION
Total net revenues	756,574,856	447,315,689	286,219,970
Spain
SEGMENT INFORMATION
Total net revenues	271,071,071	404,130,517	101,849,024
Italy
SEGMENT INFORMATION
Total net revenues	262,491,774	409,560,784	166,062,299
Belgium
SEGMENT INFORMATION
Total net revenues	40,716,601	87,327,868	173,422,962
Others
SEGMENT INFORMATION
Total net revenues	66,679,873	87,786,895	60,598,197
China
SEGMENT INFORMATION
Total net revenues	144,739,344	70,782,741	24,434,338
United States
SEGMENT INFORMATION
Total net revenues	440,298,709	262,300,116	13,238,207
Others
SEGMENT INFORMATION
Total net revenues	$ 65,329,348	$ 88,484,664	$ 19,310,578